Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Income Statement [Abstract]
Net sales and other revenue	$ 59,924,600,000	$ 59,678,200,000	$ 58,734,000,000
Cost of sales	43,563,500,000	43,037,700,000	42,672,300,000
Gross profit	16,361,100,000	16,640,500,000	16,061,700,000
Selling and administrative expenses	16,223,700,000	16,000,000,000	15,660,000,000
Goodwill impairment	142,300,000	0	0
Operating (loss) income	(4,900,000)	640,500,000	401,700,000
Interest expense, net	874,800,000	1,003,800,000	950,500,000
(Gain) loss on debt extinguishment	(4,700,000)	111,700,000	0
Other expense (income)	42,500,000	(11,400,000)	(7,000,000)
Loss before income taxes	(917,500,000)	(463,600,000)	(541,800,000)
Income tax benefit	(963,800,000)	(90,300,000)	(39,600,000)
Net income (loss)	46,300,000	(373,300,000)	(502,200,000)
Other comprehensive income (loss):
Gain (loss) on interest rate swaps, net of tax	47,000,000	39,400,000	(46,900,000)
Recognition of pension gain (loss), net of tax	92,200,000	82,000,000	(79,400,000)
Foreign currency translation adjustment, net of tax	65,000,000	(20,500,000)	(45,600,000)
Other	(300,000)	(1,000,000)	(400,000)
OtherComprehensiveIncomeLossNetOfTax	203,900,000	99,900,000	(172,300,000)
Comprehensive income (loss)	$ 250,200,000	$ (273,400,000)	$ (674,500,000)